Taxes - Income tax - Tax position in the statement of financial position (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Current tax assets, current	€ 181	€ 128	€ 120
Current tax liabilities, current	425	673	748
Net current tax	(244)	(545)	(629)		€ (636)
Deferred tax asset	692	674	940	€ 2,853
Deferred tax liability	1,185	855	703
Net deferred tax	(493)	(181)	238		€ 735
France tax group subsidiaries [member]
Disclosure of subsidiaries [line items]
Current tax assets, current	26
Current tax liabilities, current		359	385
Net current tax	26	(359)	(385)
Deferred tax asset	362	327	581
Net deferred tax	362	327	581
Spain subsidiaries [member]
Disclosure of subsidiaries [line items]
Current tax assets, current	13	12
Current tax liabilities, current			32
Net current tax	13	12	(32)
Deferred tax asset			11
Deferred tax liability	211	95
Net deferred tax	(211)	(95)	11
Africa & Middle-East subsidiaries [member]
Disclosure of subsidiaries [line items]
Current tax assets, current	62	45	43
Current tax liabilities, current	328	228	212
Net current tax	(266)	(183)	(168)
Deferred tax asset	127	103	92
Deferred tax liability	93	55	55
Net deferred tax	34	48	37
United Kingdom subsidiaries [member]
Disclosure of subsidiaries [line items]
Current tax liabilities, current	5	4	30
Net current tax	(5)	(4)	(30)
Deferred tax asset			1
Deferred tax liability	787	600	539
Net deferred tax	(787)	(600)	(538)
Other subsidiaries [Member]
Disclosure of subsidiaries [line items]
Current tax assets, current	80	70	76
Current tax liabilities, current	92	82	90
Net current tax	(12)	(12)	(14)
Deferred tax asset	202	244	255
Deferred tax liability	94	105	108
Net deferred tax	€ 109	€ 139	€ 147